Fair Value of Financial Instruments - Carrying Values of Financial Instruments (Details) $ in Thousands	Mar. 31, 2025 CAD ($)
Accounts payable and accrued liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	$ 73,605
Lease liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	42,876
Derivative liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	5,531
Other long term liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	498
Loans and borrowings
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	61,707
Cash and cash equivalents
Disclosure of fair value measurement of assets [line items]
Financial Assets	137,921
Restricted cash
Disclosure of fair value measurement of assets [line items]
Financial Assets	47,407
Accounts receivable, excluding sales taxes and lease receivable
Disclosure of fair value measurement of assets [line items]
Financial Assets	37,798
Marketable securities
Disclosure of fair value measurement of assets [line items]
Financial Assets	554
Lease receivable
Disclosure of fair value measurement of assets [line items]
Financial Assets	6,841
Amortized cost | Accounts payable and accrued liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	73,605
Amortized cost | Lease liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	42,876
Amortized cost | Derivative liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
Amortized cost | Other long term liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	498
Amortized cost | Loans and borrowings
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	61,707
FVTPL | Accounts payable and accrued liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
FVTPL | Lease liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
FVTPL | Derivative liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	5,531
FVTPL | Other long term liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
FVTPL | Loans and borrowings
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
Amortized cost | Cash and cash equivalents
Disclosure of fair value measurement of assets [line items]
Financial Assets	137,921
Amortized cost | Restricted cash
Disclosure of fair value measurement of assets [line items]
Financial Assets	47,407
Amortized cost | Accounts receivable, excluding sales taxes and lease receivable
Disclosure of fair value measurement of assets [line items]
Financial Assets	37,798
Amortized cost | Marketable securities
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
Amortized cost | Lease receivable
Disclosure of fair value measurement of assets [line items]
Financial Assets	6,841
FVTPL | Cash and cash equivalents
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
FVTPL | Restricted cash
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
FVTPL | Accounts receivable, excluding sales taxes and lease receivable
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
FVTPL | Marketable securities
Disclosure of fair value measurement of assets [line items]
Financial Assets	554
FVTPL | Lease receivable
Disclosure of fair value measurement of assets [line items]
Financial Assets	$ 0